Capital Stock and Changes in Capital Accounts, textuals 5 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Subsidiary, Sale of Stock [Line Items]
Adjustment to paid in capital for acquiring non-controling interest	$ 36,611
[SubsidiariesMember]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Transaction Date	Apr. 06, 2010
Payments to Acquire Interest in Subsidiaries and Affiliates	50,000
Sale of Stock, Number of Shares Issued in Transaction	5,892,330
Sale Of Stock Number Of Shares Acquired In Transaction	3,333,333
Adjustment to paid in capital for acquiring non-controling interest	$ 3,438